CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL /OWNER'S AND DROPDOWN PREDECESSOR EQUITY (Parenthetical) (Dropdown Predecessor Equity [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Golar Freeze [Member]	Dec. 31, 2012 Nusantara Regas Satu [Member]	Dec. 31, 2012 Golar Grand [Member]
Net income	$ 4.8	$ 11.5	$ 4.8